ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	As of December 31,
	2012	2013
	RMB	RMB

Accounts receivable	102,490	161,829
Less: Allowance for doubtful accounts	(34,584)	(113,074)
Accounts receivable, net	67,906	48,755

Allowance for doubtful accounts:

	As of December 31,
	2012	2013
	RMB	RMB

Balance at beginning of year	(14,639)	(34,584)
Addition	(24,796)	(78,867)
Written off	4,851	377
Balance at end of year	(34,584)	(113,074)